Warrants Outstanding (Details) (USD $)	9 Months Ended					2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 06, 2012	Sep. 30, 2012 Non-derivative Shares [Member]	Mar. 31, 2013 Non-derivative Shares [Member]	Mar. 31, 2013 Non-derivative Shares [Member]	Dec. 31, 2013 Non-derivative Shares [Member]	Dec. 31, 2013 Non-derivative Shares [Member]	Sep. 30, 2012 Total Warrant Shares [Member]	Mar. 31, 2013 Total Warrant Shares [Member]	Mar. 31, 2013 Total Warrant Shares [Member]	Dec. 31, 2013 Total Warrant Shares [Member]	Dec. 31, 2013 Total Warrant Shares [Member]	Sep. 30, 2012 Fair Value of Derivative Warrants [Member]	Mar. 31, 2013 Fair Value of Derivative Warrants [Member]	Mar. 31, 2013 Fair Value of Derivative Warrants [Member]	Dec. 31, 2013 Fair Value of Derivative Warrants [Member]	Dec. 31, 2013 Fair Value of Derivative Warrants [Member]	Sep. 30, 2012 APIC Reclassification Derivative Liability [Member]	Mar. 31, 2013 APIC Reclassification Derivative Liability [Member]	Mar. 31, 2013 APIC Reclassification Derivative Liability [Member]	Dec. 31, 2013 APIC Reclassification Derivative Liability [Member]	Dec. 31, 2013 APIC Reclassification Derivative Liability [Member]	Sep. 30, 2012 (Gain) Loss Change in Fair Value of Derivative Liability [Member]	Mar. 31, 2013 (Gain) Loss Change in Fair Value of Derivative Liability [Member]	Mar. 31, 2013 (Gain) Loss Change in Fair Value of Derivative Liability [Member]	Dec. 31, 2013 (Gain) Loss Change in Fair Value of Derivative Liability [Member]	Dec. 31, 2013 (Gain) Loss Change in Fair Value of Derivative Liability [Member]
Derivative warrant Balance	2,951,424	7,670,399	1,152,000	1,152,000	1,152,000	0	0	0	0	0	1,152,000	1,152,000	1,152,000	2,951,424	7,670,399	(411,805)	(106,561)	(180,284)	(486,113)	(369,747)	0	0	0	0	0	0	0	0	0	0
Mark to market						$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 231,521	$ (379,552)	$ (73,723)	$ 299,373		$ 0	$ 0	$ 0	$ 0		$ (231,521)	$ 379,552	$ (73,723)	$ (299,373)
Exercise of warrants on May 6, 2013	(2,732,799)								0					(2,732,799)					0					0					0
Issuance of warrants on May 6, 2013	5,713,918								0					5,713,918					(106,360)					0					0
Reset of warrant shares.	737,856								0					737,856					0					0					0
Issuance of warrants on Oct 15, 2013	$ 1,000,000								$ 0					$ 1,000,000					$ (76,647)					$ 0					$ 0